Income taxes - Reconciliation of the statutory income tax rate and effective income tax rate (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Reconciliation of statutory income tax rate and the effective income tax rate as a percentage of net income before income tax
Income before income taxes	$ 187,412	$ 3,835,809	$ 1,492,380	$ 4,599,656
Current ISR		1,217,748	480,232	1,329,867
Deferred ISR		(245,569)	(85,731)	42,355
Income tax expense	$ 47,499	972,179	394,501	1,372,222
Add (deduct) effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes		178,564	53,213	7,675
Statutary rate		$ 1,150,743	$ 447,714	$ 1,379,897
Effective rate (as a percent)	25.34%	25.34%	26.43%	29.83%
Add effects of permanent differences, primarily, non-deductible expenses and inflationary effects for financial and tax purposes. (as a percent)	4.66%	4.66%	3.57%	0.17%
Statutory rate (as a percent)	30.00%	30.00%	30.00%	30.00%